PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2.    PRINCIPAL ACCOUNTING POLICIES

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include expected credit loss provision, provision for inventories, impairment of long-lived assets, the economic useful lives of property, plant and equipment and intangible assets, certain accrued liabilities including accruals for warranty costs, guarantees, sale-leaseback, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

The Group consolidates entities in which it has a controlling financial interest based on either the variable interest entity (“VIE”) or voting interest model. The Group is required to first apply the VIE model to determine whether it holds a variable interest in an entity, and if so, whether the entity is a VIE. If the Group determines it does not hold a variable interest in a VIE, it then applies the voting interest model. Under the voting interest model, the Group consolidates an entity when it holds a majority voting interest in an entity.

An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

Under the VIE model, limited partnerships are considered VIE unless the limited partners hold substantive kick - out or participating rights over the general partner. The Group consolidates entities that are VIEs when the Group determines it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

For the Group’s majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statement of operation includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

c. Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and its PRC subsidiaries use RMB as their functional currency, while local currencies have been determined to be the functional currency of its subsidiaries incorporated outside of PRC such as USD or EUR etc. Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency of the entity using the applicable exchange rates at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company’s subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income/ (loss) in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents, time deposits at banks recorded as short-term investments, restricted short-term investments, restricted cash, restricted long-term investments and held-to-maturity debt securities recorded as long-term investments denominated in RMB amounted to RMB22,768 million and RMB18,751 million as of December 31, 2024 and 2025, respectively.

d. Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash represents deposits legally held by banks which are not available for the Group’s general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and foreign exchange and other forward contracts.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	25,053,762	20,008,382
Restricted cash	2,684,214	2,929,999
Total	27,737,976	22,938,381

e. Short term investments

Short term investments represent i) the time deposits at banks with original maturities longer than three months and less than one year and stated at amortized cost and ii) the investments in open-ended funds, wealth management products and structured deposits issued by financial institutions, which are measured at fair value.

f. Restricted short-term and long-term investments

Restricted short-term investments represent the time deposits at banks with original maturities longer than three months and less than one year, and restricted long-term investments represent time deposits as banks with original maturities longer than one year, which are held as collateral for issuance of letters of credit, guarantee, bank acceptance notes or deposits for borrowings.

g. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than one year.

h. Derivative Instruments

Derivative instruments are carried at fair value. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.

The Company’s derivative instruments primarily consisted of foreign currency and commodity forward contracts, and foreign exchange options derivative, which are used to economically hedge certain foreign denominated assets/liabilities or raw materials procurements, and reduce, to the extent practicable, the potential exposure to the changes that exchange rates or raw material prices might have on the Company’s earnings, cash flows and financial position. As the derivative instruments do not qualify for hedge accounting treatment, changes in the fair value of forward contracts and foreign exchange options are reflected in “change in fair value of forward contracts”, and “change in fair value of foreign exchange options” of the consolidated statements of operations.

i. Current expected credit losses

The Company’s trade receivable, notes receivable, deposits and other receivables are within the scope of ASC Topic 326. The allowance is management’s estimate of expected credit losses on receivables. The Company estimated the allowance by segmenting receivables into groups based on certain credit risk characteristics, including geographic region and industry. The Company determined an expected loss rate for each group based on the historical credit loss experience, current and future economic conditions, and lifetime for debt recovery.

For the year ended December 31, 2023, the Company recorded RMB183 million expected credit loss expense in general and administrative expenses. As of December 31, 2023, the expected credit loss provision for the current and non-current assets were RMB779 million and RMB2 million, respectively. As of December 31, 2023, the expected credit loss provision for the Company’s 3rd party trade receivables were RMB685 million.

For the year ended December 31, 2024, the Company recorded RMB139 million expected credit loss expense in general and administrative expenses. As of December 31, 2024, the expected credit loss provision for the current and non-current assets were RMB919 million and RMB1 million, respectively. As of December 31, 2024, the expected credit loss provision for the Company’s 3rd party trade receivables were RMB829 million.

For the year ended December 31, 2025, the Company recorded RMB293 million expected credit loss expense in general and administrative expenses. As of December 31, 2025, the expected credit loss provision for the current and non-current assets were RMB1,182 million and RMB0.4 million, respectively. As of December 31, 2025, the expected credit loss provision for the Company’s 3rd party trade receivables were RMB1,106 million.

j. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for credit losses should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group’s historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group executes a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is probable. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and evaluates whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group’s general practice to suspend further sales to any customer with significant overdue balances. The Group adopted ASC 326 on January 1, 2020 and has also made updates to its policies and internal controls over financial reporting as a result of adoption. Details please refer to Note 2 (i) above.

k. Advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers’ inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. No provision of advance to suppliers was recorded for the years ended December 31, 2023, 2024 and 2025.

l. Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on the gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no provision recorded related to these long-term contracts for each of the three years ended December 31, 2023, 2024 and 2025.

m. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives (RMB in thousands):

Buildings	20 years
Machinery and equipment	3~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in general and administrative expenses upon disposal.

The Company reviews the estimated useful lives and residential value of its property, plant and equipment on an ongoing basis. Effective from January 1, 2023, the Company updated its estimates for useful lives of certain machinery and equipment from 10 years to 6 years and residual value of its property, plant and equipment from 10% to 5%, based on its internal studies and market analysis which supports 6 years useful lives and 5% residual value as more appropriate in view of the recent developments in solar power technology. The change was accounted for prospectively as a change in accounting estimate. The amount and per share effect of the change in accounting estimate for the year ended December 31, 2023 are summarized as below:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Decrease in net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders(in RMB thousand)	1,242,367	—	—
Decrease in basic earnings per share	5.98	—	—
Decrease in diluted earnings per share	5.49	—	—

n. Assets and liabilities held for sale

Long-lived assets to be sold are classified as held for sale when the following recognition criteria in ASC 360-10-45-9 are met:

●	Management, having the authority to approve the action, commits to a plan to sell the asset.
●	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
●	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.
●	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,
●	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
●	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets (or disposal groups) classified as held for sale shall be measured at the lower of their carrying amount or fair value less costs to sell. If the carrying amount exceeds fair value less costs to sell, an impairment loss shall be recognized.

Disposal of a subsidiary

In 2023, Jiangxi Jinko entered into an equity transfer agreement with third parties (the “Acquirers”) to sell its 100% equity interest in a subsidiary (the “Target”), at a consideration of RMB4,300 million.

As the disposition has not yet been consummated as of December 31, 2023, the assets and liabilities of the Target were classified as held for sale with the amount of RMB 1,814 million and RMB 1,117 million, respectively. No impairment indicator was identified in relation to the held for sale assets. The disposal was consummated in February 2024. (Note 8)

Disposal of long-lived assets

In May 2023, Yuhuan Jinko entered into an agreement to sell its land use right and buildings located in Yuhuan, Zhejiang province to a third party with a total carrying amount of RMB 236 million. Related assets were reclassified from land use right and the property, plant and equipment to assets held for sale amounted to RMB 189 million as of December 31, 2023. The disposal was consummated in October 2024.

In December 2024, Jinko Yiwu and Jinko Chuzhou entered into agreements to sell its machinery and equipment located in YiWu, Zhejiang province and ChuZhou, Anhui province to third parties with a total carrying amount of RMB57 million. Related assets were reclassified from the property, plant and equipment to assets held for sale amounted to RMB57 million as of December 31, 2024.

In December 2025, the Group entered into agreements to sell its machinery and equipment located in Sichuan, Chuxiong, Shangrao, and Anhui plants to third parties. Related assets were reclassified from the property, plant and equipment to assets held for sale with the gross carrying amount of RMB 1,163 million as of December 31, 2025. Impairment with the amount of RMB 781 million was provided against these assets based on the amount by which the carrying value of the assets held for sale exceeds its fair value.

o. Interest Capitalization

Interest expenses during the years ended December 31, 2023, 2024 and 2025 were RMB1,243 million, RMB1,204 million and RMB1,389 million, net of interest income of RMB554 million, RMB415 million and RMB504 million, respectively.

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group’s weighted average cost of borrowings. Interest expenses capitalized associated with the construction projects are recorded in property, plant and equipment, net. For the years ended December 31, 2023, 2024 and 2025, capitalized interest expenses were RMB72 million, RMB61 million and RMB29 million, respectively.

p. Land use rights

Land use rights represent acquisition costs to purchase land use rights from the PRC and Malaysia government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years, 70 years or 99 years. The Company classifies land use rights as long term assets on the balance sheet.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years, 70 years or 99 years, as applicable.

q. Intangible assets

Intangible assets include purchased software, intellectual property and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 to 10 years, respectively.

r. Business combination and assets acquisition

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income/ (loss).

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income/ (loss) includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

s. Investments

The Group’s investments include equity method investments, equity securities with readily determinable fair values, equity securities without readily determinable fair values, equity securities applying fair value option, available-for-sale debt securities and held-to-maturity debt securities.

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its proportionate share of the investees’ income or loss in its consolidated financial statements.

Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement.

Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Fair value option election is made on an instrument-by-instrument basis and equity securities applying fair value option is reported at fair value with changes in fair value recognized in earnings.

Equity investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. The Group reviews several factors to determine whether an impairment is recognized. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity debt securities and are stated at amortized cost. Held-to-maturity debt securities recorded as long-term investments represent the time deposits at banks with original maturities longer than one year.

The Company classified its investments in debt securities, other than the held to maturity debt securities, as available-for-sale securities. Available-for-sale debt securities are reported at estimated fair value with the aggregate unrealized gains and losses, net of tax, reflected in “Accumulated other comprehensive loss” in the consolidated balance sheets. If the amortized cost basis of an available-for-sale security exceeds its fair value and if the Company has the intention to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis, an impairment is recognized in the consolidated statements of operations. If the Company does not have the intention to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of the amortized cost basis and the Company determines that the decline in fair value below the amortized cost basis of an available-for-sale security is entirely or partially due to credit-related factors, the credit loss is measured and recognized as an allowance for credit losses in the consolidated statements of operations. The allowance is measured as the amount by which the debt security’s amortized cost basis exceeds the Company’s best estimate of the present value of cash flows expected to be collected.

t. Impairment of long-lived assets

The Group’s long-lived assets include property, plant and equipment, land use rights, right - of - use assets and intangible assets with finite lives. The Group’s business requires heavy investment in manufacturing equipment that is technologically advanced but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. In performing impairment assessment, assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other groups of assets. Management performs the impairment assessment by comparing the undiscounted cash flow expected to be generated from the usage and eventual disposal of the asset group and the carrying value of the asset group. The impairment test involves significant judgment and assumptions related to sales volumes, unit selling prices and gross margin of the asset groups. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

u. Leases

The Company determines if a contract contains a lease at inception of the arrangement based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. The Company does not typically incur variable lease payments related to its leases.

For a sale-leaseback transaction, sale-leaseback accounting shall be used by a seller-lessee only if the transaction meet all of the following: a) the transfer of the underlying asset meets the definition of a sale under ASC 606; b) the leaseback transaction does not result in a lease that would be classified as a finance lease; c) the contract does not contain a repurchase option, unless the option is exercisable at the fair value on the exercise date and there are alternative assets substantially the same as the transferred asset available in the market place.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of the transfer of underlying assets does not meet the definition of sale, it is accounted for as a financing under ASC 360.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC Topic 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

v. Revenue recognition

The Company negotiated payment terms on a case by case basis and allows most of its overseas’ customers to make full payment within 90 days and its domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends.

As a result of adopting ASC Topic 606, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires. Revenue recognition for the Group’s other sales arrangements, including sales of solar modules, wafers, cells and revenue from generated electricity, remained materially consistent with historical practice.

For the contracts with retainage terms signed and executed before the adoption date of January 1, 2018, as 90%~95% of the revenue was recognized before the date of initial application, which is considered to be substantial, management concluded that these contracts have been completed before the adoption date, and as the company has elected to apply the modified retrospective adoption method only to contracts that were not completed as of January 1, 2018, no cumulative effect related to these retainages is recognized as an adjustment to the opening balance of retained earnings. The revenue recognized upon collection of these retainage amounts is recognized under ASC 605, the prior revenue recognition standard, with the amount of RMB7 million, nil and RMB15 million in 2023, 2024 and 2025.

The total amounts of retainage that were not recognized as revenue were RMB16 million, RMB16 million and RMB1 million as of December 31, 2023, 2024 and 2025, respectively.

The Group was mainly subject to value added taxes (“VAT”) on its sales from products. The Group recognizes revenue net of VAT. Related surcharges, such as urban maintenance and construction tax as well as surtax for education expenses are recorded in cost of revenues.

The Company’s accounting practices under ASC Topic 606, “Revenue from Contracts with Customers” are as followings:

(a)  Revenue recognition on product sales

For all product sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications. The Company’s sales arrangements generally do not contain variable considerations and are short-term in nature. The Company recognizes revenue at a point in time based on management’s evaluation of when the customer obtains control of the products. Revenue is recognized as performance obligation under the terms of a contract with the customer are satisfied and control of the product has been transferred to the customer. Sales of goods do not include multiple product and/or service elements.

Practical expedients and exemption

Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2023, 2024 and 2025, no incremental cost was capitalized as assets.

The Group also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less and for contracts where the Company has the right to invoice for performance completed to date.

Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of product sales, in addition the actual length of time between when the Group transfers products to the customer and when the customer pays for those products has been generally within one year, the Group assessed and concluded that there is no significant financing component in place within its products sales as a practical expedient in accordance with ASC 606-10-32-18. As the retainage term is made to secure the future effective operation of solar modules and not to provide customer with significant financing, no significant financing component is considered to exist in the sales contract with retainage terms.

(b)  Sales of solar projects

The Company’s sales arrangements for solar projects do not contain any forms of continuing involvement that may affect the revenue or profit recognition of the transactions, nor any variable considerations for energy performance guarantees, minimum electricity end subscription commitments. The Company therefore determined its single performance obligation to the customer is the sale of a completed solar project. The Group recognizes revenue for sales of solar projects at a point in time after the solar project has been grid connected and the customer obtains control of the solar project.

w. Segment report

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Group’s chief operating decision maker (the “CODM”) in deciding how to allocate resources and assessing performance. The Group operates and manages its business as a single segment which is vertically integrated solar power products manufacturing business from silicon ingots, wafers, cells to solar modules. The Group’s CODM is Mr. Xiande Li, the Chairman of the Board of Directors and the Chief Executive Officer.

The CODM assesses performance and decides how to allocate resources for our one operating segment based on consolidated net income that is reported on the consolidated statements of operations and uses property, plant and equipment, net to measure segment assets. Further, the Company has also evaluated the significant segment expenses incurred by our single segment and regularly provided to the CODM. The significant segment expenses provided to the CODM are consistent with those reported on the consolidated statements of operations and include cost of sales, selling, general and administrative, research and development, interest expense and income taxes. The CODM uses these metrics to make key operating decisions such as: approving a new product launch strategy, making significant capital expenditures, approving the design of key commercialization strategies, decisions about key personnel, and approving annual operating and capital budgets. The CODM considers budget-to-actual variances and year over year performance when making decisions supporting capital resource allocation.

Since the Company operates in one reportable segment, all financial information required can be found in the consolidated financial statements. Details of disclosure on depreciation of property, plant and equipment please refer to Note 15.

The following table presents total revenues for the years ended December 31, 2023, 2024, and 2025 by geographic region, based on the customer country of invoicing (RMB in thousands):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Inside China	45,418,257	31,212,181	22,588,614
The Americas	21,640,478	22,535,516	12,303,917
Europe	21,731,240	13,624,895	8,608,626
Asia Pacific	19,431,642	1,771,391	13,436,711
Rest of the world	10,456,974	23,112,319	8,559,778
Total revenues	118,678,591	92,256,302	65,497,646

The following table presents long-lived assets, which include property, plant and equipment and lease assets as of December 31, 2024 and 2025 by geographic region, based on the physical location of the assets (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Inside China (including Hong Kong and Taiwan)	37,437,289	36,454,844
Asia Pacific	6,799,419	5,524,713
The Americas	1,011,787	869,390
Rest of the world	752	585
Total	45,249,247	42,849,532

x. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as cost for raw materials purchase, depreciation and amortization of assets associated with the production and provision for inventories.

y. Warranty cost

-Warranty for solar modules

Solar modules produced by the Group are typically sold with either a 5-year or 10-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Management applied significant judgements in estimating the expected failure rate of the Company’s solar module products and the estimated replacement costs associated with fulfilling its warranty obligations when measuring the warranty costs. Based on the actual claims incurred during the past years which appears to be consistent with the market practice, the Group projected the expected failure rate as 1% for the whole warranty period, which is consistent with prior assumptions. Based on the Group’s actual claims experience in the historical periods as well as management’s current best estimation, the Group believes that the average selling price of solar modules over the past two years more accurately reflects the estimated warranty cost liability in connection with the products sold by the Group, as opposed to the current and past spot prices.

For the years ended December 31, 2023, 2024 and 2025, due to the decrease in average selling price of solar modules, the Group reversed previous years’ recorded warranty liability of RMB387 million, RMB989 million and RMB1,141 million, with a corresponding decrease to selling and marketing expenses, respectively.

The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs–non-current, respectively, which reflect the Group’s estimation of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2023, 2024 and 2025, warranty costs accrued for the modules delivered in the periods before the increase/reversal due to updated project replacement cost were RMB1,349 million, RMB1,246 million and RMB802 million, respectively. The utilization of the warranty accruals for the years ended December 31, 2023, 2024 and 2025 were RMB222 million, RMB277 million and RMB199 million, respectively.

Movement of accrued warranty cost for solar modules

The following table summarizes the movement of accrued warranty cost for solar modules (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	1,641,721	2,381,254	2,361,596
Additions	1,348,516	1,245,880	802,051
Utilization	(222,073)	(276,554)	(198,606)
Reversal to selling and marketing expense	(386,910)	(988,984)	(1,132,838)
At end of year	2,381,254	2,361,596	1,832,203

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Group receives insurance recoveries, warranty expenses will be credited.

-Warranty for Energy Storage Solution (“ESS”) products

ESS products of the Group are typically sold with a 5 years warranty for product defects. For the year ended December 31, 2024, due to limited warranty claim history, the Group estimates related warranty costs based on an assessment for its competitors’ history while incorporating estimates of failure rates through its quality review and accrues the equivalent of 3% of gross revenues of ESS products sales as a warranty liability to accrue the estimated cost of related warranty obligations. As of December 31, 2025, based on the Group’s accumulated historical warranty claim data and updated benchmarking against its competitors, the Group revised its accounting estimate for the warranty accrual rate from 3% to 1.5% of gross revenues of ESS products sales and reversed previous years’ recorded warranty liability of RMB8 million. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of ESS products in the fourth quarter of 2022 and has not experienced any material warranty claims to-date. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs – non-current, respectively, which reflect the Company’s estimate of the timing of when the warranty expenditures will likely be made.

For the years ended December 31, 2023, 2024 and 2025, warranty costs accrued for the energy storage system delivered in the periods were RMB23 million, RMB19 million and RMB1 million, respectively. The utilization of the warranty accruals for the years ended December 31, 2023, 2024 and 2025 were nil, RMB2 million and RMB3 million, respectively.

Movement of accrued warranty cost for ESS products

The following table summarizes the movement of accrued warranty cost for ESS products (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	2,254	25,440	43,040
Additions	23,186	19,165	1,411
Utilization	—	(1,565)	(3,224)
Reversal to selling and marketing expense	—	—	(7,725)
At end of year	25,440	43,040	33,502

Saved as accrued warranty cost for solar modules and ESS products, no significant warranty for solar cells, silicon wafers and other solar materials products defects.

z. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB4,226 million, RMB4,425 million and RMB2,840 million for the years ended December 31, 2023, 2024 and 2025, respectively.

aa. Research and development

Research and development costs are expensed when incurred.

ab. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

ac. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. As of December 31, 2024 and 2025, there were no uncertain tax positions.

ad. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

ae. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term and long-term investments, available-for-sale securities, long-term investments, accounts and notes receivable, foreign exchange and other forward contract receivables, other receivables, prepayments and other current assets, accounts and notes payable, other payables and accruals, foreign exchange and other forward contract payables, lease liabilities, short-term borrowings, long-term borrowings, long-term payables, convertible senior notes and convertible notes.

The foreign exchange and other forward contract receivables and payables, equity securities applying fair value option, available-for-sale debt securities, financial liabilities are measured at fair value and convertible senior notes issued by the Company are measured at fair value (Note 31). The Group measures the equity method investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. For those equity investments without readily determinable fair value, the Group measures them at fair value when observable price changes are identified or impairment charge was recognized. Except for these financial instruments and long-term borrowing, the carrying values of the Group’s other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

When the fair value option is elected for financial liabilities, changes in fair value due to changes in instrument-specific credit risk will be recognized separately in other comprehensive income/ (loss). As the Company elected to measure its convertible senior notes issued in 2019 in their entirety at fair value, the portion of the total change in the fair value of the convertible senior notes that results from a change in the instrument-specific credit risk is presented separately in other comprehensive income/ (loss). The gains or losses attributable to changes in instrument-specific credit risk were benchmarked by the portion of the total change in fair value that excluding the amount resulting from a change in a risk-free rate.

af. Government grants

Government grants related to technology upgrades and enterprise development are recognized in earnings when received. For the years ended December 31, 2023, 2024 and 2025, the Group received financial subsidies of RMB1,175 million, RMB2,449 million and RMB1,562 million from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions related to specific use or disposition of the funds, attached. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as deferred revenue which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of RMB2,827 million, RMB1,553 million and RMB959 million for the years ended December 31, 2023, 2024 and 2025, respectively.

ag. Repurchase and retirement of share

When the Company’s shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company’s shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

When the Company’s treasury stock is retired, the excess of the purchase price over its par value is allocated between additional paid-in capital and retained earnings in accordance with ASC 505-30. If a portion of the excess is allocated to additional paid-in capital, it shall be limited to the sum of (i) all additional paid-in capital arising from previous retirements and net gains on sales of treasury stock of the same issue, and (ii) the pro rata portion of additional paid-in capital, voluntary transfers of retained earnings, capitalization of stock dividends, and so forth, on the same issue.

During the year ended December 31, 2023, 2024 and 2025, given the repurchase price paid in excess of par value was lower than the pro rata portion of additional paid-in capital arising from same issue, the Group allocated all the excess into “additional paid-in capital” amounted to RMB43, RMB738 million and RMB217 million, respectively.

ah. Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential diluted securities consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method), the potential shares underlying call option arrangement and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method), which are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Changes in income or loss of potential dilutive securities as result from the assumed conversion of the convertible senior notes and assumed exercise of call option, if any, are recorded as the adjustment to the consolidated net income from continuing operations to arrive at the diluted net income available to the Company’s ordinary shareholders.

Securities issued by a subsidiary that enable their holders to obtain the subsidiary’s common stock is included in computing the subsidiary’s earnings per share data. Those per-share earnings of the subsidiary are then included in the consolidated earnings per share computations based on the consolidated group’s holding of the subsidiary’s securities.

ai. Share-based compensation

The Company’s share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Employee share option issued by a subsidiary of the Company that qualifies for equity classification is accounted for by the Company as noncontrolling interest (recorded as the option vests) in its consolidated financials totaling the grant date fair value based measure of the employee stock option.

aj. Other comprehensive income/ (loss)

Other comprehensive income/ (loss) is defined as the change in equity during a period from non-owner sources. The Company’s other comprehensive income/ (loss) for each period presented is comprised of foreign currency translation adjustment of the Company’s foreign subsidiaries, fair value changes of the Company’s debt securities, changes in instrument-specific credit risk of financial liabilities using fair value option and reclassification of change in instrument-specific credit risk.

ak. Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operation, consolidated statement of comprehensive income/ (loss) and statement of cash flows from RMB into United States dollars (“USD” or “US$”) as of and for the year ended December 31, 2025 are solely for the convenience of readers and were calculated at the rate of RMB6.9931 to USD1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.

al. Recent accounting pronouncements

New Accounting Standards Adopted

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s income tax disclosures on the effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Company adopted this ASU on a prospective basis for the period ended December 31, 2025. Refer to Note 6, Taxation for the inclusion of new disclosures required.

New Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, and issued subsequent amendment within ASU 2025-01 to clarify the effective date. ASU 2024-03 requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. A reporting entity is required to 1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e); 2) include certain amounts that are already required to be disclosed under current generally accepted accounting principles in the same disclosure as the other disaggregation requirements; 3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and 4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on the Group’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20). The amendments in this ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of the amendments on the Group’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This standard introduces a practical expedient that companies can choose to apply when determining allowances for credit losses. Specifically, it permits companies to assume that the current conditions as of the balance sheet remain unchanged throughout the remaining life of the asset. The amendment is effective for annual reporting periods beginning after December 15, 2025, and requires prospective application. The Company is in the process of evaluating the impact of the amendments on the Group’s consolidated financial statement.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements, which clarify certain aspects of the guidance on hedge accounting and to address several incremental hedge accounting issues arising from the global reference rate reform initiative. The new standard is effective for fiscal years beginning after December 15, 2026. The Company is in the process of evaluating the impact of the amendments on the Group’s consolidated financial statement.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The amendments require that a business entity apply the guidance using one of the following transition approaches: (1) a modified prospective approach or (2) a modified retrospective approach or (3) a retrospective approach. The Company is in the process of assessing the impact of the amendments on the Group’s consolidated financial statements.